Accrued Liabilities (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Salaries, employee benefits and related taxes		$ 2,034	$ 1,716
Operating lease liabilities - current	$ 205	229	370
Other	$ 894	326	400
Accrued liabilities		$ 2,589	$ 2,486